Property, Plant and Equipment	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9.	Property, Plant and Equipment

Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$14,075,432
Additions	1,950,000	–	141,806	–	3,776	2,556	2,098,138
Impact of sale of RPK	(909,551)	(12,148,749)	–	(28,983)	(25,610)	(126,346)	(13,239,239)
Foreign exchange movements	(180,786)	(353,274)	(6,683)	(3,733)	(15,610)	(6,227)	(566,313)
Balance, December 31, 2024	2,215,000	–	136,661	–	11,418	4,939	2,368,018
Impact of loss of control of Canmart	–	–	(1,627)	–	(8,405)	(5,308)	(15,340)
Foreign exchange movements	116,675	–	7,232	–	776	369	125,052
Balance, June 30, 2025	$2,331,675	$–	$142,266	$–	$3,789	$–	$2,477,730

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$–	$2,723,166	$308	$21,364	$44,761	$38,570	$2,828,169
Depreciation	–	–	19,216	–	2,528	1,261	23,005
Depreciation - RPK	–	255,023	–	2,202	1,040	3,236	261,501
Impact of sale of RPK	–	(2,662,688)	–	(19,866)	(24,764)	(34,669)	(2,741,987)
Foreign exchange movements	–	(315,501)	(899)	(3,700)	(15,932)	(5,820)	(341,852)
Balance, December 31, 2024	–	–	18,625	–	7,633	2,578	28,836
Depreciation	–	–	13,784	–	612	–	14,396
Depreciation - Canmart	–	–	104	–	309	513	926
Impact of loss of control of Canmart	–	–	(760)	–	(8,204)	(3,309)	(12,273)
Foreign exchange movements	–	–	1,442	–	597	218	2,257
Balance, June 30, 2025	$–	$–	$33,195	$–	$947	$-	$34,142

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$737,994	$7,902,730	$–	$9,174	$1,135	$76,998	$8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	–	(9,174)	(1,135)	(76,998)	(8,728,031)
Balance, December 31, 2024 and June 30, 2025	$–	$–	$–	$–	$–	$–	$–

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2024	$2,215,000	$–	$118,036	$–	$3,785	$2,361	$2,339,182
Balance, June 30, 2025	$2,331,675	$–	$109,071	$–	$2,842	$–	$2,443,588

As at December 31, 2024, the Company derecognized property, plant and equipment with a net book value of $1,769,221 in connection with the sale of RPK (note 5).

As at June 30, 2025, the Company derecognized property, plant and equipment with a net book value of $3,067 in connection with the loss of control of Canmart (note 6).

During the six months ended June 30, 2025, the Company recognized depreciation of its property, plant and equipment of $15,322 of which $926 was related to the loss of control of Canmart and was recorded within discontinued operations.

1900 Ferne Road, Gabriola Island, British Columbia

On September 19, 2023, and as amended on September 22, 2023, the Company entered into an option agreement with 1107385 B.C. Ltd (“1107385”) to purchase farming land property and related operations and licenses from 1107385. To acquire the property, the Company must pay the following:

A.	The Company will issue a non-refundable payment equal to $1,800,000 and if paid in common shares of the Company will be based on formula to calculate the per share price as set forth in the agreement. The payment will be broken up into following:

●	the First Option Payment, upon signing (issued 3,519 common shares with a fair value of $431,149) (note 15)

●	the Second Option Payment, 15 days after signing (paid $600,000)

●	the Third Option Payment, 30 days after signing (paid $600,000)

This buys the Company the right to develop the property for two years. The Company plans during this time period to develop Tetrahydrocannabinol (THC) and CBD facilities at this site.

B.	Additional payments will be made based upon milestones achieved from the development. Further payment milestones include:

●	Upon approval or a license for THC cultivation on the property from the applicable regulatory authority, $500,000 will be paid to the Owner.

●	Upon sale of THC product cultivated from the property, $500,000 will be paid

●	Upon Hemp cultivation approval from the application regulatory authority, $750,000 will be paid (paid in September 2024)

●	Upon CBD cultivation approval from the application regulatory authority, $750,000 will be paid

During the year ended December 31, 2024, the Company completed the initial payment and acquired the right to develop the farming property.

On September 5, 2024, Health Canada approved a hemp license for the Company. As a result, the Company was paid an additional $750,000 to 1107385 for completing one of the milestone events on September 16, 2024.

As of June 30, 2025, the Company has not yet cultivated any product from this land.